LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LEASES
LEASES

8. LEASES

Operating Lease Liability

In June 2018, the Company executed an agreement for office space in the Borough of Florham Park, Morris County, New Jersey to be used as its headquarters (HQ Lease). The HQ Lease commenced upon completion of certain improvements in October 2018.

On December 30, 2022, the Company entered into an Amended Agreement of Lease of the HQ Lease (Amended HQ Lease), with CAMPUS 100 LLC (the “Landlord”). Under the Amended HQ Lease, which was accounted for as a modification of the initial lease, the Company will continue to lease 3,983 square feet of rentable area on the second floor of a building located at 100 Campus Drive in Florham Park, New Jersey, commencing on March 1, 2023 until April 30, 2029. The Company also has an option to extend the term of the Amended HQ Lease for one additional 60-month period.

Under the terms of the Amended Lease, the Company Company’s previously paid security deposit of $75,000 will be reduced to $23,566, and the aggregate rent due over the term of the Amended Lease is approximately $918,000, which will be reduced to approximately $893,000 after certain rent abatements. The Company will also be required to pay its proportionate share of certain operating expenses and real estate taxes applicable to the leased premises. After rent abatements, the rent is approximately $11,800 per month for the first year and then escalates thereafter by 2% per year for the duration of the term. The Company has not entered into any leases with related parties.

Discount Rate

The Company has determined an appropriate interest rate to be used in evaluating the present value of the Amended Lease liability considering factors such as the Company’s credit rating, borrowing terms offered by the U.S. Small Business Administration, amount of lease payments, quality of collateral and alignment of the borrowing term and lease term. The Company considers 14% per annum as reasonable to use as the incremental borrowing rate for the purpose of calculating the liability under the Amended Lease.

Maturity Analysis of Short-Term and Operating Leases

The following table approximates the dollar maturity of the Company’s undiscounted payments for its short-term leases and operating lease liabilities as of September 30, 2024:

Years ending September 30,
Remaining period of 2024	$36,000
2025	146,000
2026	150,000
2027	153,000
2028	155,000
Thereafter	53,000
Total undiscounted lease payments	693,000
Less: Imputed interest	(180,000)
Present value of lease liabilities	$513,000

11. LEASES

Operating Lease Liability

In June 2018, the Company executed an agreement for office space in the Borough of Florham Park, Morris County, New Jersey to be used as its headquarters (HQ Lease). The HQ Lease commenced upon completion of certain improvements in October 2018 and terminates in February 2024 with an option to extend the term of the lease for one additional 60-month period.

On December 30, 2022, the Company entered into an Amended Agreement of Lease, with CAMPUS 100 LLC (the “Landlord”). Under the Amended Lease, which was accounted for as a modification of the initial lease, as the Company will continue to lease 3,983 square feet of rentable area on the second floor of a building located at 100 Campus Drive in Florham Park, New Jersey, for the period commencing on March 1, 2023 and ending on April 30, 2029. The Company also has an option to extend the term of the Amended Lease for one additional 60-month period.

Under the terms of the Amended Lease, the Company’s previously paid security deposit of $75,000 was reduced to $23,566 and the aggregate rent due over the term of the Amended Lease is approximately $918,000, which will be reduced to approximately $893,000 after certain rent abatements. The Company will also be required to pay its proportionate share of certain operating expenses and real estate taxes applicable to the leased premises. After certain rent abatements the rent is approximately $11,800 per month for the first year and then escalates thereafter by 2% per year for the duration of the term. The Company has not entered into any leases with related parties.

Discount Rate

The Company has determined an appropriate interest rate to be used in evaluating the present value of the Amended Lease liability considering factors such as the Company’s credit rating, borrowing terms offered by the U.S. Small Business Administration, amount of lease payments, quality of collateral and alignment of the borrowing term and lease term. The Company considers 14% per annum as reasonable to use as the incremental borrowing rate for the purpose of calculating the liability under the Amended Lease. In conjunction with the June 2018 lease, the Company had previously used a 10% per annum incremental borrowing rate.

Maturity Analysis of Short-Term and Operating Leases

The following table approximates the dollar maturity of the Company’s undiscounted payments for its short-term leases and operating lease liabilities as of December 31, 2023:

Years ending December 31,
2024	$132,000
2025	146,000
2026	150,000
2027	153,000
2028	155,000
Thereafter	53,000
Total undiscounted lease payments	789,000
Less: Imputed interest	(236,000)
Present value of lease liabilities	$553,000